SHAREHOLDERS' EQUITY (Details) - Employees and Directors [Member] - $ / shares		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options, Outstanding at beginning of year		1,824,369	1,540,869
Number of options, Granted		1,015,571	445,000
Number of options, Exercised		(1,875)	(4,000)
Number of options, Cancelled	[1]	0	(112,500)
Number of options, Forfeited		(90,125)	(45,000)
Number of options, Outstanding at end of year		2,747,940	1,824,369
Number of options, Vested and expected to vest		2,747,940	1,824,369
Number of options, Options exercisable at the end of the period		1,200,823	843,661
Weighted average exercise price, Outstanding at beginning of year		$ 5.83	$ 7.30
Weighted average exercise price, Granted		4.6	5.70
Weighted average exercise price, Exercised		3.29	3.29
Weighted average exercise price, Cancelled	[1]	0	23.85
Weighted average exercise price, Forfeited		7.75	10.39
Weighted average exercise price, Outstanding at end of year		5.31	5.83
Weighted average exercise price, Vested and expected to vest		5.31	5.83
Weighted average exercise price, Options exercisable at the end of the period		$ 6.17	$ 6.50

[1]	On March 31, 2015 the Company granted to its Chief Executive Officer ("CEO") options to purchase 400,000 of the Company's ordinary shares. On the same date, the Company cancelled 112,500 of the CEO's out-of-money options. The Company accounted for the cancellation of options, accompanied by the concurrent grant of options in accordance with ASC 718-20-35-8, "Cancellation and Replacement," and calculated the incremental compensation cost as the excess of the fair value of the replacement award over the fair value of the cancelled award at the cancellation date.